Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
December 31, 2025
F30-NPRT3-0226
1.811347.121
Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	7,362,309	72,445,122
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	274,948,701	2,084,111,156
Fidelity Series Emerging Markets Debt Fund (b)	19,652,907	167,639,293
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,299,857	50,560,639
Fidelity Series Floating Rate High Income Fund (b)	3,032,399	26,685,112
Fidelity Series High Income Fund (b)	19,126,499	170,417,108
Fidelity Series International Credit Fund (b)	1,962,286	16,581,315
Fidelity Series International Developed Markets Bond Index Fund (b)	186,433,450	1,580,955,654
Fidelity Series Investment Grade Bond Fund (b)	697,230,268	7,104,776,433
Fidelity Series Long-Term Treasury Bond Index Fund (b)	250,283,207	1,349,026,488
Fidelity Series Real Estate Income Fund (b)	2,971,994	30,046,863
TOTAL BOND FUNDS (Cost $14,178,961,631)		12,653,245,183

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	31,279,831	435,415,245
Fidelity Series Blue Chip Growth Fund (b)	52,191,832	1,199,368,290
Fidelity Series Commodity Strategy Fund (b)	2,321,843	224,638,283
Fidelity Series Growth Company Fund (b)	78,690,425	2,145,100,997
Fidelity Series Intrinsic Opportunities Fund (b)	26,183,062	278,325,952
Fidelity Series Large Cap Stock Fund (b)	79,861,859	2,132,311,628
Fidelity Series Large Cap Value Index Fund (b)	34,878,352	635,832,360
Fidelity Series Opportunistic Insights Fund (b)	50,193,740	1,280,442,301
Fidelity Series Small Cap Core Fund (b)	4,661,039	63,017,245
Fidelity Series Small Cap Discovery Fund (b)	16,446,980	180,752,315
Fidelity Series Small Cap Opportunities Fund (b)	25,134,319	407,678,661
Fidelity Series Stock Selector Large Cap Value Fund (b)	97,667,877	1,418,137,578
Fidelity Series Value Discovery Fund (b)	75,769,214	1,290,349,709
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,766,556,103)		11,691,370,564

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	41,798,177	825,513,997
Fidelity Series Emerging Markets Fund (b)	47,408,551	556,576,384
Fidelity Series Emerging Markets Opportunities Fund (b)	90,512,416	2,231,131,049
Fidelity Series International Growth Fund (b)	84,158,380	1,608,266,633
Fidelity Series International Small Cap Fund (b)	22,167,329	396,573,516
Fidelity Series International Value Fund (b)	103,847,600	1,620,022,553
Fidelity Series Overseas Fund (b)	107,816,723	1,609,703,670
Fidelity Series Select International Small Cap Fund (b)	1,935,444	26,747,840
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,624,292,128)		8,874,535,642

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	43,940,000	43,853,259
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	32,650,000	32,563,778
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	550,000	546,261
US Treasury Bills 0% 3/19/2026 (d)	3.56	4,990,000	4,952,849
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	1,340,000	1,331,843
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,226,964)			83,247,990

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	35,841,630	35,848,799
Fidelity Series Government Money Market Fund (b)(f)	3.84	150,200,085	150,200,085
TOTAL MONEY MARKET FUNDS (Cost $186,049,450)			186,048,884

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,839,086,276)	33,488,448,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,357,371)
NET ASSETS - 100.0%	33,473,090,892

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	249	3/2026	36,131,145	30,008

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	12,695	3/2026	1,456,949,609	(8,294,708)
CBOT US Treasury Long Bond Contracts (United States)	2,177	3/2026	250,831,219	(2,924,246)

TOTAL INTEREST RATE CONTRACTS				(11,218,954)

TOTAL LONG				(11,188,946)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,923	3/2026	240,182,700	4,607,037
CME E-Mini S&P 500 Index Contracts (United States)	1,465	3/2026	504,875,625	18,309
ICE MSCI Emerging Markets Index Contracts (United States)	493	3/2026	34,791,010	6,143

TOTAL SHORT				4,631,489

TOTAL FUTURES CONTRACTS				(6,557,457)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $83,053,375.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	130,772,442	492,518,839	587,443,046	1,827,590	1,130	(566)	35,848,799	35,841,630	0.1%
Total	130,772,442	492,518,839	587,443,046	1,827,590	1,130	(566)	35,848,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,167,647	60,017,292	1,867,141	1,297,607	13,872	(886,548)	72,445,122	7,362,309
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,738,822,957	513,361,696	124,561,788	84,160,609	(7,060,080)	(36,451,629)	2,084,111,156	274,948,701
Fidelity Series All-Sector Equity Fund	355,698,377	45,097,473	39,504,625	23,496,945	5,108,695	69,015,325	435,415,245	31,279,831
Fidelity Series Blue Chip Growth Fund	1,043,793,045	70,081,481	242,056,695	45,406,752	32,173,608	295,376,851	1,199,368,290	52,191,832
Fidelity Series Canada Fund	560,214,180	173,989,697	44,405,373	16,725,659	10,297,653	125,417,840	825,513,997	41,798,177
Fidelity Series Commodity Strategy Fund	61,058,667	164,905,936	4,197,406	1,795,031	129,365	2,741,721	224,638,283	2,321,843
Fidelity Series Emerging Markets Debt Fund	154,242,758	13,152,516	10,482,566	7,407,434	(306,273)	11,032,858	167,639,293	19,652,907
Fidelity Series Emerging Markets Debt Local Currency Fund	46,749,278	3,605,734	3,058,567	3,310,217	(29,653)	3,293,847	50,560,639	5,299,857
Fidelity Series Emerging Markets Fund	521,986,610	22,708,970	128,463,350	13,650,943	19,923,462	120,420,692	556,576,384	47,408,551
Fidelity Series Emerging Markets Opportunities Fund	2,089,197,603	73,824,216	502,781,184	56,734,097	114,378,597	456,511,817	2,231,131,049	90,512,416
Fidelity Series Floating Rate High Income Fund	26,894,369	1,819,176	1,904,452	1,608,135	(7,815)	(116,166)	26,685,112	3,032,399
Fidelity Series Government Money Market Fund	-	151,551,620	1,351,535	457,491	-	-	150,200,085	150,200,085
Fidelity Series Growth Company Fund	1,912,739,824	252,995,246	569,743,149	205,772,897	128,001,679	421,107,397	2,145,100,997	78,690,425
Fidelity Series High Income Fund	163,859,857	10,465,173	10,765,302	9,325,039	32,153	6,825,227	170,417,108	19,126,499
Fidelity Series International Credit Fund	16,054,713	746,213	338,033	746,213	4,219	114,203	16,581,315	1,962,286
Fidelity Series International Developed Markets Bond Index Fund	1,462,342,065	235,674,150	92,953,201	60,367,665	(1,265,343)	(22,842,017)	1,580,955,654	186,433,450
Fidelity Series International Growth Fund	1,442,358,909	227,974,503	176,762,840	128,166,673	42,800,378	71,895,683	1,608,266,633	84,158,380
Fidelity Series International Small Cap Fund	395,405,854	61,403,700	94,276,358	53,476,245	21,932,885	12,107,435	396,573,516	22,167,329
Fidelity Series International Value Fund	1,617,246,737	176,077,487	407,541,650	165,252,606	150,998,633	83,241,346	1,620,022,553	103,847,600
Fidelity Series Intrinsic Opportunities Fund	277,976,998	34,161,402	42,060,221	31,156,764	216,097	8,031,676	278,325,952	26,183,062
Fidelity Series Investment Grade Bond Fund	6,609,080,467	899,794,212	487,998,009	222,483,507	(21,610,516)	105,510,279	7,104,776,433	697,230,268
Fidelity Series Large Cap Stock Fund	1,884,680,762	247,568,764	349,563,278	202,606,586	81,518,431	268,106,949	2,132,311,628	79,861,859
Fidelity Series Large Cap Value Index Fund	574,757,153	66,220,293	61,811,106	21,634,548	6,566,034	50,099,986	635,832,360	34,878,352
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,421,650	145,890,018	206,739,492	41,304,245	(69,271,734)	38,726,046	1,349,026,488	250,283,207
Fidelity Series Opportunistic Insights Fund	1,131,651,908	212,634,732	193,963,139	181,704,674	51,002,295	79,116,505	1,280,442,301	50,193,740
Fidelity Series Overseas Fund	1,480,402,899	190,076,296	127,270,282	135,122,535	30,080,564	36,414,193	1,609,703,670	107,816,723
Fidelity Series Real Estate Income Fund	29,938,453	1,681,992	1,972,211	1,470,511	24,327	374,302	30,046,863	2,971,994
Fidelity Series Select International Small Cap Fund	5,511,736	18,084,377	943,522	774,704	98,571	3,996,678	26,747,840	1,935,444
Fidelity Series Small Cap Core Fund	59,060,156	715,745	10,657,676	515,520	19,730	13,879,290	63,017,245	4,661,039
Fidelity Series Small Cap Discovery Fund	176,000,595	18,403,791	26,584,672	17,817,523	(490,937)	13,423,538	180,752,315	16,446,980
Fidelity Series Small Cap Opportunities Fund	386,248,118	19,502,768	77,009,118	18,225,259	14,288,002	64,648,891	407,678,661	25,134,319
Fidelity Series Stock Selector Large Cap Value Fund	1,272,704,807	206,304,495	150,059,781	103,413,972	11,294,657	77,893,400	1,418,137,578	97,667,877
Fidelity Series Value Discovery Fund	1,189,568,783	147,716,005	150,894,960	71,716,134	15,205,575	88,754,306	1,290,349,709	75,769,214
	30,141,837,935	4,468,207,169	4,344,542,682	1,929,104,740	636,067,131	2,467,781,921	33,369,351,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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